Members' deficit (Tables) - Predecessor	12 Months Ended
Dec. 31, 2017
Summary of Members' Deficit Balances By Class of Equity

Members’ deficit balances by class of equity consist of the following:

December 31, 2017
(In thousands)
Class A	$(98,757)
Class B	(51,130)
Class C	381
Class D	(14,782)
Class E	62,124

Total	$(102,164)

Summary of Total Units Issued for Each Class of Equity

The below table represents total units issued for each class of equity.

	Unit balances
	Class A	Class B	Class C	Class D	Class E	Total
	(In thousands)
Balance, December 31, 2015	6,374	3,506	381	1,115	—	11,376
Grants	—	—	—	2	—	2
Redemptions	—	—	(6)	—	—	(6)
Forfeitures	—	—	—	(32)	—	(32)

Balance, December 31, 2016	6,374	3,506	375	1,085	—	11,340
Grants	—	—	—	34	1,012	1,046
Redemptions	—	—	—	—	—	—
Forfeitures	—	—	—	(12)	—	(12)

Balance, December 31, 2017	6,374	3,506	375	1,107	1,012	12,374